John Hancock
U.S. Quality Growth Fund
Quarterly portfolio holdings 12/31/19

Fund’s investments
As of 12-31-19 (unaudited)
	Shares	Value
Common stocks 99.6%		$1,042,229,363
(Cost $778,959,180)
Communication services 11.8%		123,611,975
Interactive media and services 10.3%
Alphabet, Inc., Class A (A)	48,132	64,467,519
Facebook, Inc., Class A (A)	210,097	43,122,409
Media 1.5%
Comcast Corp., Class A	356,283	16,022,047
Consumer discretionary 11.8%		122,807,821
Hotels, restaurants and leisure 1.3%
Hilton Worldwide Holdings, Inc.	117,954	13,082,278
Household durables 1.2%
NVR, Inc. (A)	3,305	12,586,795
Internet and direct marketing retail 4.5%
Amazon.com, Inc. (A)	25,190	46,547,090
Specialty retail 4.8%
Ross Stores, Inc.	126,967	14,781,498
The Home Depot, Inc.	93,982	20,523,789
The TJX Companies, Inc.	250,350	15,286,371
Consumer staples 1.4%		14,666,945
Food and staples retailing 1.4%
Sysco Corp.	171,463	14,666,945
Financials 4.9%		51,505,015
Capital markets 1.2%
The Blackstone Group, Inc., Class A	223,693	12,513,386
Consumer finance 1.3%
American Express Company	112,686	14,028,280
Insurance 2.4%
Aon PLC	64,032	13,337,225
The Progressive Corp.	160,604	11,626,124
Health care 12.1%		126,932,548
Biotechnology 1.6%
Vertex Pharmaceuticals, Inc. (A)	75,177	16,460,004
Health care equipment and supplies 4.7%
Abbott Laboratories	168,706	14,653,803
Baxter International, Inc.	138,321	11,566,402
Becton, Dickinson and Company	41,059	11,166,816
Medtronic PLC	100,259	11,374,384
Health care providers and services 3.0%
UnitedHealth Group, Inc.	107,373	31,565,515
Life sciences tools and services 1.0%
Agilent Technologies, Inc.	126,439	10,786,511
Pharmaceuticals 1.8%
Eli Lilly & Company	147,296	19,359,113
Industrials 7.0%		73,518,743
Aerospace and defense 2.7%
L3Harris Technologies, Inc.	57,144	11,307,083
Lockheed Martin Corp.	44,915	17,489,003
2	JOHN HANCOCK U.S. QUALITY GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Professional services 3.3%
Equifax, Inc. (B)	77,872	$10,911,425
IHS Markit, Ltd. (A)	157,951	11,901,608
TransUnion	131,441	11,252,664
Road and rail 1.0%
Norfolk Southern Corp.	54,896	10,656,960
Information technology 47.9%		500,735,566
Electronic equipment, instruments and components 1.6%
CDW Corp.	112,162	16,021,220
IT services 18.8%
Accenture PLC, Class A	93,428	19,673,134
Automatic Data Processing, Inc.	85,304	14,544,332
EPAM Systems, Inc. (A)	50,932	10,805,733
Ex-Sigma LLC (A)(C)(D)	510	70,175
Fidelity National Information Services, Inc.	116,798	16,245,434
Fiserv, Inc. (A)	126,520	14,629,508
FleetCor Technologies, Inc. (A)	42,119	12,118,479
Global Payments, Inc.	91,520	16,707,891
Leidos Holdings, Inc.	110,794	10,845,625
Mastercard, Inc., Class A	99,094	29,588,477
PayPal Holdings, Inc. (A)	167,369	18,104,305
Visa, Inc., Class A	176,809	33,222,411
Semiconductors and semiconductor equipment 3.9%
KLA Corp.	80,065	14,265,181
Marvell Technology Group, Ltd.	458,036	12,165,436
Teradyne, Inc.	215,314	14,682,262
Software 14.0%
Adobe, Inc. (A)	69,457	22,907,613
Intuit, Inc.	55,052	14,419,770
Microsoft Corp.	574,653	90,622,778
salesforce.com, Inc. (A)	115,484	18,782,318
Technology hardware, storage and peripherals 9.6%
Apple, Inc.	341,609	100,313,484
Materials 1.1%		11,545,880
Chemicals 1.1%
FMC Corp.	115,667	11,545,880
Real estate 1.6%		16,904,870
Equity real estate investment trusts 1.6%
American Tower Corp.	73,557	16,904,870

	Yield (%)	Shares	Value
Short-term investments 0.2%			$1,933,384
(Cost $1,933,383)
Short-term funds 0.2%			1,933,384
John Hancock Collateral Trust (E)	1.7338(F)	4,457	44,596
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5340(F)	1,888,788	1,888,788

Total investments (Cost $780,892,563) 99.8%	$1,044,162,747
Other assets and liabilities, net 0.2%	2,114,910
Total net assets 100.0%	$1,046,277,657

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	3

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-19. The value of securities on loan amounted to $43,760.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund's investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 12-31-19.
4	JOHN HANCOCK U.S. QUALITY GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of December 31, 2019, by major security category or type:
	Total value at 12-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$123,611,975	$123,611,975	—	—
Consumer discretionary	122,807,821	122,807,821	—	—
Consumer staples	14,666,945	14,666,945	—	—
Financials	51,505,015	51,505,015	—	—
Health care	126,932,548	126,932,548	—	—
Industrials	73,518,743	73,518,743	—	—
Information technology	500,735,566	500,665,391	—	$70,175
Materials	11,545,880	11,545,880	—	—
Real estate	16,904,870	16,904,870	—	—
Short-term investments	1,933,384	1,933,384	—	—
Total investments in securities	$1,044,162,747	$1,044,092,572	—	$70,175
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at December 31, 2019:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Ex-Sigma LLC	10-31-14	$4,726,919	510	—	—	510	0.0%*	$70,175

*	Less than 0.05%.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,457	—	$51,162,576	$(51,117,331)	$(650)	$1	$2,913	—	$44,596
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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